SUPPLEMENTAL CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General partner, units outstanding	86,797	61,300	34,317	22,044
Limited Partners Common Units [Member]
Limited partners, units outstanding	80,421,992	55,877,831	28,921,903	16,661,294
Subordinated Units [Member]
Limited partners, units outstanding	5,360,912	5,360,912	5,360,912	5,360,912